Deferred Revenue (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred Revenue
Recognition of deferred revenue	$ 3,612,072	$ 1,214,096	$ 930,436